                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                        Commission File Number 000-28107

                           NOTIFICATION OF LATE FILING


(Check One):   [_] Form 10-K    [_] Form 11-K    [_] Form 20-F    [X] Form 10-Q
               [_] Form N-SAR

               For Period Ended: September 30, 2004

                                 -------------


                       [_] Transition Report on Form 10-K

                       [_] Transition Report on Form 20-F

                       [_] Transition Report on Form 11-K

                       [_] Transition Report on Form 10-Q

                       [_] Transition Report on Form N-SAR


                        FOR THE TRANSITION PERIOD ENDED:

  Read attached instruction sheet before preparing form. Please print or type.

    Nothing in this form shall be construed to imply that the Commission has verified any information contained

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:


                                     PART I
                             REGISTRANT INFORMATION

                                OSPREY GOLD CORP.
                             -----------------------
                             Full Name of Registrant


   CSC SERVICES OF NEVADA INC. 502 EAST JOHN ST. ROOM E, CARSON CITY NV 89706
   --------------------------------------------------------------------------
                           Address of Registered Agent


          210 BROADWAY, SUITE 208 ORANGEVILLE, ONTARIO, L9W 5G4 CANADA
          ------------------------------------------------------------
                         Former Address (if Applicable)

                                     PART II
                             RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

         | (a) The reasons described in reasonable detail in Part III of this
         |     form could not be eliminated without unreasonable effort or
         |     expense;
         |
  [X]    | (b) The subject annual report, semi-annual report, transition report
         |     on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion
         |     thereof will be filed on or before the 15th calendar day
         |     following the prescribed due date; or the subject quarterly
         |     report or transition report on Form 10-Q, or portion thereof will
         |     be filed on or before the fifth calendar day following the
         |     prescribed due date; and
         |
         | (c) The accountant's statement or other exhibit required by Rule
         |     12b-25(c) has been attached if applicable.


                                    PART III
                                    NARRATIVE

State below in reasonable detail why the Form 10-K, 11-K, 20-F 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

Registrant changed principal officers and did not obtain all information prior to filing date and attorney and accountant could not complete the required legal information and financial statements and management could not complete Management's Discussion and Analysis of such financial statements by November 15, 2004.

                                     PART IV
                                OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

                            LINDA KENT (416) 955-1588
                           --------------------------
                      (Name) (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[_] Yes [x] No    10 Q-SB due on August 16, 2004 was filed on August 19, 2004

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[_] Yes [x] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


                                OSPREY GOLD CORP.
                  --------------------------------------------
                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date November 18, 2004               By  /s/ Georges Benarroch
                                        ------------------------------------
                                        Georges Benarroch
                                        President



                                   Page 2 of 2